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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2011

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    HarbourVest Partners LLC
Address: One Financial Center, 44th Floor
         Boston, MA 02110

Form 13F File Number: 28-14156

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Martha D. Vorlicek
Title: Managing Director
Phone: 617-348-3709

Signature, Place, and Date of Signing:


Martha D. Vorlicek                       Boston, MA     11/10/11
-------------------------------------   -------------   -------
[Signature]                             [City, State]    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F

                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
Form 13F Information Table Entry Total:       18
Form 13F Information Table Value Total:  $77,998
                                        (thousands)

List of Other Included Managers: "NONE"

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.   Form 13F File Number   Name
---   --------------------   ----
28-   14156

[Repeat as necessary.]

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
                                             9/30/2011
                                               Value    Shares/PRN                 Investment  Other   Voting Authority
Name of Issuer    Title of Class   CUSIP     (x$1000)     Amount   SH/PRN PUT/CALL Discretion Managers       Sole
----------------- -------------- ---------- ----------- ---------- ------ -------- ---------- -------- ----------------
PARTNERSHIP
A123 Corp.        Common          03739T108         541    157,352 SH              Sole       n/a            x
E-Commerce China
 Dangdang         Common          26833A105       2,202    445,657 SH              Sole       n/a            x
Financial Engines Common          317485100         617     34,055 SH              Sole       n/a            x
Grifols S.A.      ADR             398438309       2,635    412,366 SH              Sole       n/a            x
GreenDot Corp.    Common          39304D102       1,917     61,201 SH              Sole       n/a            x
HiSoft
 Technologies     Common          43358R108         745     84,699 SH              Sole       n/a            x
Ironwood
 Pharmaceuticals  Common          46333X108         185     17,143 SH              Sole       n/a            x
MaxLinear         Common          57776J100         833    129,016 SH              Sole       n/a            x
Motricity         Common          620107102         232    137,109 SH              Sole       n/a            x
PharmaAthene,
 Inc.             Common          71714G102       1,059    601,494 SH              Sole       n/a            x
Tesla Motors      Common          88160R101       1,794     73,549 SH              Sole       n/a            x
TiVO, Inc.        Common          888706108         516     55,205 SH              Sole       n/a            x
Vonage Holdings
 Corp.            Common          92886T201         803    308,723 SH              Sole       n/a            x
FleetCor Tech.    Common          339041105      18,601    708,333 SH              Sole       n/a            x
Network Engines   Common          64121A107       6,775  5,890,926 SH              Sole       n/a            x
PartnersRe        Common          G6852T105      21,589    413,036 SH              Sole       n/a            x
SelectMedical     Common          81619Q105      11,710  1,755,693 SH              Sole       n/a            x
Magicjack
 VocalTech        Common          M6787E101       5,245    226,089 SH              Sole       n/a            x
                                            -----------
                                      TOTAL      77,998
                                            ===========